Taxes - Schedule of Valuation Allowance (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Valuation Allowance [Abstract]
Balance, beginning of the year	$ (2,350,700)	$ (302,150)	$ (1,437,150)	$ (643,500)
Additions	(1,777,900)	(228,525)	(913,550)	(793,650)
Balance, end of the year	$ (4,128,600)	$ (530,675)	$ (2,350,700)	$ (1,437,150)